Cover	Aug. 07, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 07, 2026
Entity Registrant Name	VANECK BNB ETF
Entity Incorporation, State or Country Code	DE
Contained File Information, File Number	001-43313
Entity Tax Identification Number	33-6988309
City Area Code	212
Local Phone Number	293-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares
Trading Symbol	VBNB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0002066824
Entity Address, Address Line One	666 Third Avenue
Entity Address, Postal Zip Code	10017
NEW YORK	New York
Entity Address, City or Town	NY
Entity Address, Address Line One	9th Floor